Financial instruments: valuation - Adjustments (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Adjustments.
Funding valuation adjustments	£ 132	£ 173
Credit valuation adjustments	236	300
Bid - offer	86	130
Product and deal specific	103	141
Total	557	744
Financial liabilities at fair value through profit or loss
Product and deal specific
Net (gains) carried forward	78	74
Net gains deferred	119	97
Net gains recognized in the income statement	£ 115	£ 94